--------------------------------------------------------------------------------
Annual Report - Financial Statements
--------------------------------------------------------------------------------


T. Rowe Price



Personal Strategy
Balanced Fund

------------
May 31, 1997
------------

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                    Year               7/29/94
                                                   Ended               through
                                                 5/31/97    5/31/96    5/31/95

NET ASSET VALUE
Beginning of period                             $  12.68   $  11.15   $  10.00
                                                ...............................
Investment activities
  Net investment income                             0.42*      0.41*      0.33*
  Net realized and
  unrealized gain (loss)                            1.69       1.56       1.08
                                                ...............................
  Total from
  investment activities                             2.11       1.97       1.41
                                                ...............................
Distributions
  Net investment income                            (0.40)     (0.37)     (0.26)
  Net realized gain                                (0.32)     (0.07)         -
                                                ...............................
  Total distributions                              (0.72)     (0.44)     (0.26)
                                                ...............................
NET ASSET VALUE
End of period                                   $  14.07   $  12.68   $  11.15
                                                -------------------------------

Ratios/Supplemental Data

Total return                                       17.21%*    17.97%*    14.35%*
 ................................................................................
Ratio of expenses to
average net assets                                  1.05%*     1.05%*     1.05%+*
 ................................................................................
Ratio of net investment
income to average
net assets                                          3.20%*     3.44%*     3.74%+*
 ................................................................................
Portfolio turnover rate                             54.0%      47.7%     25.8%+
 ................................................................................
Average commission rate paid                    $ 0.0369   $ 0.0398         -
 ................................................................................
Net assets, end of period
(in thousands)                                  $205,883   $116,826   $ 13,336
 ................................................................................


* Excludes expenses in excess of a 1.05% voluntary expense limitation in effect through 5/31/98.
+  Annualized.


The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
                                                                  May 31, 1997


-----------------------
Statement of Net Assets                              Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands
Common Stocks  58.6%

FINANCIAL  11.9%

Bank and Trust  5.7%
Abbey National (GBP)                                     30,000   $        433
 ................................................................................
ABN Amro Holdings (NLG)                                  20,400            377
 ................................................................................
Air Liquide (L) (FRF)                                     1,840            282
 ................................................................................
BANC ONE                                                  7,200            311
 ................................................................................
Banca Commerciale Italiana (ITL)                         86,000            169
 ................................................................................
Banco de Bilbao Vizcaya ADR                               4,400            310
 ................................................................................
Banco Frances del Rio ADR                                 7,704            253
 ................................................................................
Bank Boston                                               3,000            219
 ................................................................................
Bankgesellschaft Berlin (DEM)                             4,000             92
 ................................................................................
Barclay's (GBP)                                          23,255            452
 ................................................................................
Chase Manhattan                                           8,400            794
 ................................................................................
Citicorp                                                  4,300            492
 ................................................................................
Deutsche Bank (DEM)                                       4,100            230
 ................................................................................
Development Bank of Singapore (SGD)                      21,000            263
 ................................................................................
Dresdner Bank AG (DEM)                                    7,000            245
 ................................................................................
Great Western Financial                                  23,300          1,130
 ................................................................................
HSBC Holdings (GBP)                                      22,200            689
 ................................................................................
J. P. Morgan                                              3,230            347
 ................................................................................
KeyCorp                                                   4,350            236
 ................................................................................
Kredietbank (BEF)                                           500            206
 ................................................................................
Mellon Bank                                              11,350            993
 ................................................................................
National City                                             6,800            350
 ................................................................................
NationsBank                                               5,300            312
 ................................................................................
Norwest                                                  11,400            610
 ................................................................................
Overseas Chinese Bank (SGD)                              20,000            249
 ................................................................................
Schweizerischer Bankverein (CHF) *                        1,200            288
 ................................................................................
Societe Generale (FRF)                                    2,700            300
 ................................................................................
Societe Generale de Belgique (BEF)                        1,900            175
 ................................................................................
Svenska Handelsbank (SEK)                                 8,000            217
 ................................................................................
Union Bank of Switzerland (CHF)                             300            329
 ................................................................................
Wells Fargo                                                 800            211
 ................................................................................
Westpac Bank (AUD)                                       40,000            217
 ................................................................................
                                                                  $     11,781
                                                                  ..............

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--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Insurance  2.9%

ACE Limited                                               9,400   $        602
 ................................................................................
American General                                          9,200            407
 ................................................................................
American International Group                              2,800            379
 ................................................................................
CKAG Colonia Konzern (DEM)                                2,000            193
 ................................................................................
EXEL                                                      4,800            212
 ................................................................................
Mid Ocean Limited                                         7,900            358
 ................................................................................
St. Paul Companies                                       19,500          1,397
 ................................................................................
Travelers Property Casualty (Class A)                    36,200          1,394
 ................................................................................
UNUM                                                      7,000            554
 ................................................................................
Willis-Corroon ADR                                       47,500            534
 ................................................................................
                                                                         6,030
                                                                  ..............
Financial Services  3.3%

American Express                                         12,200            848
 ................................................................................
AXA (FRF)                                                 4,700            281
 ................................................................................
DCB Holdings (MYR)                                       40,000            129
 ................................................................................
Fannie Mae                                               17,700            772
 ................................................................................
Freddie Mac                                              21,700            716
 ................................................................................
Green Tree Financial                                      5,800            203
 ................................................................................
H&R Block                                                41,200          1,359
 ................................................................................
Hartford Life (Class A) *                                 1,600             54
 ................................................................................
Household International                                   2,400            236
 ................................................................................
ING Groep (NLG)                                          12,184            538
 ................................................................................
Mercury Finance                                          39,300            103
 ................................................................................
Money Store                                              11,100            285
 ................................................................................
Pearson (GBP)                                            15,000            177
 ................................................................................
Sallie Mae                                                3,550            432
 ................................................................................
Travelers Group                                          11,933            655
 ................................................................................
                                                                         6,788
                                                                  ..............
Total Financial                                                         24,599
                                                                  ..............

UTILITIES  4.4%

Telephone Services  2.8%

ALLTEL                                                    6,700            220
 ................................................................................
AT&T                                                     26,750            986
 ................................................................................
BellSouth                                                11,700            531
 ................................................................................

4
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--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands


British Telecommunications ADR                            4,600   $        338
 ................................................................................
Compania de Telecomunicaciones de Chile ADR               2,550             87
 ................................................................................
Frontier                                                 33,900            623
 ................................................................................
Hong Kong Telecommunications ADR                          8,314            188
 ................................................................................
SBC Communications                                       24,100          1,410
 ................................................................................
Sprint                                                    1,500             73
 ................................................................................
Telecom Corp. of New Zealand ADR                          6,000            230
 ................................................................................
Telecom Italia (ITL)                                     95,000            262
 ................................................................................
Telecom Italia Mobile (ITL)                              80,000            235
 ................................................................................
Telefonica de Espana ADR                                  3,500            306
 ................................................................................
Telekom Malaysia (MYR)                                   17,000            126
 ................................................................................
Telmex ADR                                                2,400            106
 ................................................................................
                                                                         5,721
                                                                  ..............

Electric Utilities  1.6%

Centerior Energy                                         26,700            287
 ................................................................................
Electrabel (BEF)                                            600            134
 ................................................................................
Empresa Nacional de Electricidad ADR                      2,400            186
 ................................................................................
Empresa Nacional de Electricidad Chile ADR                3,000             68
 ................................................................................
Entergy                                                   6,800            179
 ................................................................................
Hong Kong Electric (HKD)                                 57,000            205
 ................................................................................
Niagara Mohawk *                                         30,200            264
 ................................................................................
Ohio Edison                                              23,700            504
 ................................................................................
PECO Energy                                              18,400            350
 ................................................................................
Texas Utilities                                           4,000            138
 ................................................................................
Unicom                                                   25,400            578
 ................................................................................
Veba (DEM)                                                7,400            418
 ................................................................................
                                                                         3,311
                                                                  ..............
Total Utilities                                                          9,032
                                                                  ..............

CONSUMER NONDURABLES  12.1%

Cosmetics  0.6%

Gillette                                                  1,500            133
 ................................................................................
Intl Flavors & Fragrances                                14,500            644
 ................................................................................
Kao (JPY)                                                32,000            434
 ................................................................................
                                                                         1,211
                                                                  ..............

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--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Beverages  0.6%

Coca-Cola                                                 1,300   $         89
 ................................................................................
LVMH (FRF)                                                  800            194
 ................................................................................
PepsiCo                                                  26,900            988
 ................................................................................
                                                                         1,271
                                                                  ..............
Food Processing  2.4%

Cadbury Schweppes (GBP)                                   3,500             31
 ................................................................................
Cadbury Schweppes ADR                                     3,600            131
 ................................................................................
CPC International                                         7,100            611
 ................................................................................
CSM (NLG)                                                 4,000            205
 ................................................................................
Danisco (DKK)                                             4,100            243
 ................................................................................
Eridania Beghin-Say (FRF)                                 2,000            280
 ................................................................................
General Mills                                             5,660            358
 ................................................................................
Heinz                                                    11,700            503
 ................................................................................
Interstate Bakeries                                       3,500            188
 ................................................................................
McCormick                                                20,500            534
 ................................................................................
Nabisco Holdings (Class A)                                5,300            210
 ................................................................................
Nestle (CHF)                                                400            497
 ................................................................................
Ralston Purina                                            6,100            520
 ................................................................................
Sara Lee                                                 17,200            703
 ................................................................................
                                                                         5,014
                                                                  ..............
Hospital Supplies/Hospital Management  0.9%

Baxter International                                      4,300            227
 ................................................................................
Boston Scientific *                                       5,300            283
 ................................................................................
Columbia/HCA Healthcare                                  11,650            427
 ................................................................................
HealthSouth *                                            11,200            256
 ................................................................................
Medtronic                                                 4,300            318
 ................................................................................
Quest Diagnostics *                                       2,125             39
 ................................................................................
Vencor *                                                  9,400            383
 ................................................................................
                                                                         1,933
                                                                  ..............
Pharmaceuticals  3.6%

American Home Products                                   10,580            807
 ................................................................................
Amgen                                                     2,800            187
 ................................................................................
Astra (SEK)                                              12,000            185
 ................................................................................
Bristol-Myers Squibb                                      2,600            191
 ................................................................................
Eli Lilly                                                 4,864            452
 ................................................................................
Gehe (DEM)                                                3,100            219
 ................................................................................
Glaxo Wellcome ADR                                        6,800            274
 ................................................................................

6
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--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Johnson & Johnson                                       10,100    $        605
 ................................................................................
Merck                                                    5,800             521
 ................................................................................
Novartis (CHF)                                             320             434
 ................................................................................
Pfizer                                                  10,160           1,045
 ................................................................................
Pharmacia & Upjohn                                      14,660             508
 ................................................................................
Schering-Plough                                          4,800             436
 ................................................................................
SmithKline Beecham ADR                                   8,500             744
 ................................................................................
Takeda Chemical Industries (JPY)                        17,000             431
 ................................................................................
Warner-Lambert                                           3,300             332
 ................................................................................
                                                                         7,371
                                                                  ..............
Health Care Services  0.4%

Altana AG (DEM)                                            310             286
 ................................................................................
PacifiCare Health Systems (Class B) *                    3,600             285
 ................................................................................
United HealthCare                                        3,900             220
 ................................................................................
                                                                           791
                                                                  ..............
Miscellaneous Consumer Products  3.6%

Benetton Group (ITL)                                    14,000             196
 ................................................................................
Bridgestone (JPY)                                       24,000             542
 ................................................................................
Colgate-Palmolive                                        8,200             508
 ................................................................................
CUC International *                                      9,750             224
 ................................................................................
Grand Metropolitan ADR                                   6,800             254
 ................................................................................
Huhtamaki (FIM)                                          1,500              66
 ................................................................................
Jones Apparel Group *                                    4,400             206
 ................................................................................
Kuraray (JPY)                                           29,000             279
 ................................................................................
Lion Nathan (NZD)                                       74,000             194
 ................................................................................
Mattel                                                  12,500             373
 ................................................................................
Newell                                                   7,400             283
 ................................................................................
NIKE                                                       800              46
 ................................................................................
Philip Morris                                           28,450           1,252
 ................................................................................
Procter & Gamble                                         3,300             455
 ................................................................................
Richfood Holdings                                       10,700             247
 ................................................................................
Service Corp.                                            9,800             345
 ................................................................................
Stanley Works                                            6,000             246
 ................................................................................
Tambrands                                               11,140             538
 ................................................................................
Unilever N.V. ADR                                        2,000             388
 ................................................................................
UST                                                     27,500             784
 ................................................................................
                                                                         7,426
                                                                  ..............
Total Consumer Nondurables                                              25,017
                                                                  ..............

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--------------------------------------------------------------------------------


                                                    Shares/Par           Value
--------------------------------------------------------------------------------
                                                                  In thousands

CONSUMER SERVICES  5.7%

General Merchandisers  1.2%

Carrefour (FRF)                                            200    $        131
 ................................................................................
Dayton Hudson                                            6,600             318
 ................................................................................
Marui (JPY)                                             11,000             205
 ................................................................................
Pinault Printemps (FRF)                                    300             126
 ................................................................................
Tesco (GBP)                                             45,482             279
 ................................................................................
TJX                                                      5,500             264
 ................................................................................
Wal-Mart                                                20,000             595
 ................................................................................
Warnaco Group (Class A)                                 16,400             537
 ................................................................................
                                                                         2,455
                                                                  ..............
Specialty Merchandisers  1.7%

American Stores                                          5,100             232
 ................................................................................
Christian Dior (FRF)                                     1,700             266
 ................................................................................
Circuit City Stores                                      3,000             118
 ................................................................................
CVS *                                                    5,835             279
 ................................................................................
Federated Department Stores *                            8,800             326
 ................................................................................
General Nutrition *                                     13,300             308
 ................................................................................
Home Depot                                               5,400             340
 ................................................................................
Kohl's *                                                 5,600             302
 ................................................................................
McKesson                                                   500              38
 ................................................................................
Safeway *                                                9,600             432
 ................................................................................
The Gap                                                  2,000              68
 ................................................................................
Toys "R" Us *                                           23,000             716
 ................................................................................
                                                                         3,425
                                                                  ..............
Entertainment and Leisure  1.8%

Boston Chicken *                                         5,300              96
 ................................................................................
Carnival (Class A)                                       9,100             346
 ................................................................................
Disney                                                   7,100             581
 ................................................................................
Hutchison Whampoa (HKD)                                 90,000             749
 ................................................................................
ITT *                                                    9,100             543
 ................................................................................
McDonald's                                               7,800             392
 ................................................................................
Reader's Digest (Class B)                               34,940             900
 ................................................................................
Sharp (JPY)                                             16,000             206
 ................................................................................
                                                                         3,813
                                                                  ..............
Media and Communications  1.0%

Elsevier (NLG)                                          12,000             203
 ................................................................................
R. R. Donnelley                                         13,900             516
 ................................................................................

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--------------------------------------------------------------------------------


                                                    Shares/Par           Value
--------------------------------------------------------------------------------
                                                                  In thousands

Time Warner                                              6,900    $        321
 ................................................................................
Tribune                                                  6,000             259
 ................................................................................
U S WEST Media *                                        17,600             350
 ................................................................................
Vodafone ADR                                             8,200             366
 ................................................................................
                                                                         2,015
                                                                  ..............
Total Consumer Services                                                 11,708
                                                                  ..............
CONSUMER CYCLICALS  3.2%

Automobiles and Related  0.7%

Cycle & Carriage (SGD)                                  22,000             223
 ................................................................................
Honda ADR                                                5,800             351
 ................................................................................
Lear *                                                   3,100             118
 ................................................................................
Lucasvarity ADR *                                        9,280             298
 ................................................................................
SPX                                                      5,700             340
 ................................................................................
                                                                         1,330
                                                                  ..............
Building and Real Estate  0.9%

Cheung Kong Holdings (HKD)                              67,000             685
 ................................................................................
City Developments (SGD)                                 15,000             140
 ................................................................................
DBS Land (SGD) *                                        20,000              70
 ................................................................................
Federal Realty Investment Trust, REIT                   18,900             494
 ................................................................................
Patriot American Hospitality, REIT                       4,400              95
 ................................................................................
Simon DeBartolo Group, REIT                             12,372             374
 ................................................................................
                                                                         1,858
                                                                  ..............
Miscellaneous Consumer Durables  1.6%

Corning                                                 27,500           1,385
 ................................................................................
Eastman Kodak                                            5,400             448
 ................................................................................
Masco                                                    6,100             237
 ................................................................................
Oce Van Der Grinten NV (NLG)                             1,800             235
 ................................................................................
Ricoh (JPY)                                             34,000             447
 ................................................................................
Whirlpool                                               12,000             598
 ................................................................................
                                                                         3,350
                                                                  ..............
Total Consumer Cyclicals                                                 6,538
                                                                  ..............
TECHNOLOGY  3.9%

Electronic Components  0.7%

Altera *                                                 3,000             160
 ................................................................................
Intel                                                    3,700             560
 ................................................................................

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--------------------------------------------------------------------------------


                                                    Shares/Par           Value
--------------------------------------------------------------------------------
                                                                  In thousands

Linear Technology                                        3,400    $        170
 ................................................................................
Maxim Integrated Products *                              4,900             264
 ................................................................................
Motorola                                                 3,000             199
 ................................................................................
Xilinx *                                                 2,700             144
 ................................................................................
                                                                         1,497
                                                                  ..............
Electronic Systems  0.6%

ADT *                                                   12,800             373
 ................................................................................
Hewlett-Packard                                          3,200             165
 ................................................................................
Honeywell                                                7,150             520
 ................................................................................
Nokia ADR                                                3,100             204
 ................................................................................
                                                                         1,262
                                                                  ..............
Information Processing  0.8%

COMPAQ Computer *                                        3,200             346
 ................................................................................
Dell Computer *                                          1,100             124
 ................................................................................
Hitachi ADR                                              2,900             315
 ................................................................................
IBM                                                      9,060             784
 ................................................................................
                                                                         1,569
                                                                  ..............
Telecommunications Equipment  1.1%

Cisco Systems *                                          6,900             466
 ................................................................................
LM Ericsson (Class B) ADR                               11,200             400
 ................................................................................
Lucent Technologies                                      2,000             127
 ................................................................................
MCI                                                      6,900             265
 ................................................................................
Telecomunicacoes Brasileiras ADR                         5,600             769
 ................................................................................
Tellabs *                                                1,400              71
 ................................................................................
World Com                                                4,000             119
 ................................................................................
                                                                         2,217
                                                                  ..............
Aerospace and Defense  0.7%

AlliedSignal                                            11,140             855
 ................................................................................
Boeing                                                   3,200             337
 ................................................................................
Lockheed Martin                                          3,200             299
 ................................................................................
                                                                         1,491
                                                                  ..............
Total Technology                                                         8,036
                                                                  ..............
CAPITAL EQUIPMENT  2.7%

Electrical Equipment  1.8%

ABB AG (CHF)                                               200             274
 ................................................................................
Canon (JPY)                                              9,000             228
 ................................................................................

T. Rowe Price Personal Strategy Balanced Fund
-------------------------------------------------------


                                     Shares/Par  Value
-------------------------------------------------------
                                          In thousands


Emerson Electric                        3,400  $  183
 .......................................................
GE                                     21,600   1,304
 .......................................................
Hubbell (Class B)                       8,700     396
 .......................................................
Matsushita Electric Works (JPY)        22,000     244
 .......................................................
Mitsubishi Electric (JPY)              37,000     210
 .......................................................
Siemens (DEM)                           5,000     282
 .......................................................
Tomkins ADR                             9,000     163
 .......................................................
Tyco International                      5,100     324
 .......................................................
                                                3,608
                                              .........

Machinery  0.9%

Danaher                                 9,800     475
 .......................................................
GKN (GBP)                              16,300     282
 .......................................................
Man (DEM)                                 900     258
 .......................................................
S I G Schweis (CHF)                        80     240
 .......................................................
Teleflex                                9,200     567
 .......................................................
Valmet (FIM)                            6,000     108
 .......................................................
                                                1,930
                                              .........
Total Capital Equipment                         5,538
                                              .........


BUSINESS SERVICES AND
TRANSPORTATION  5.0%

Computer Service and Software  2.2%

Ascend Communications *                 3,200     179
 .......................................................
Automatic Data Processing               9,000     442
 .......................................................
BMC Software *                         11,000     595
 .......................................................
Electronic Data Systems                28,300   1,058
 .......................................................
First Data                             15,884     635
 .......................................................
Microsoft *                             3,100     384
 .......................................................
National Data                           5,900     259
 .......................................................
Oracle *                                6,225     291
 .......................................................
Parametric Technology *                 3,100     139
 .......................................................
Reynolds & Reynolds                     9,700     227
 .......................................................
SunGard Data Systems *                  6,300     269
 .......................................................
Synopsys *                              3,600     134
 .......................................................
                                                4,612
                                              .........

Distribution Services  0.1%

Ikon Office Solutions                   7,700     223
 .......................................................
                                                  223
                                                .......

11
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T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------

                                           Shares/Par  Value
--------------------------------------------------------------
                                                In thousands
Environmental  0.1%
USA Waste Services *                           5,600  $  203
 ..............................................................
                                                         203
                                                     .........
Transportation Services  0.2%
Mitsubishi Heavy Industries (JPY)             31,000     223
 ..............................................................
United Engineers (MYR)                        23,000     186
 ..............................................................
                                                         409
                                                     .........

Miscellaneous Business Services  0.9%
BAA (GBP)                                     24,800     215
 ..............................................................
Corporate Express *                           10,950     152
 ..............................................................
Omnicom                                        1,600      93
 ..............................................................
Sime Darby (MYR)                              48,000     157
 ..............................................................
Wallace Computer Services                      4,900     137
 ..............................................................
Waste Management                              36,260   1,151
 ..............................................................
                                                       1,905
                                                     .........

Airlines  1.3%
AMR *                                          4,240     421
 ..............................................................
Delta                                         18,400   1,725
 ..............................................................
KLM (NLG)                                      6,000     173
 ..............................................................
KLM Royal Dutch Airlines ADR                     700      21
 ..............................................................
Singapore Airlines (SGD)                      26,000     222
 ..............................................................
                                                       2,562
                                                     .........

Railroads  0.2%
Burlington Northern Santa Fe                   3,500     291
 ..............................................................
                                                         291
                                                     .........
Total Business Services and Transportation            10,205
                                                     .........

ENERGY  3.6%

Energy Services  0.8%
BJ Services *                                  2,400     132
 ..............................................................
Camco International                            3,000     154
 ..............................................................
Cooper Cameron *                               3,500     286
 ..............................................................
ELF Aquitaine ADR                              5,000     261
 ..............................................................
Halliburton                                    4,700     364
 ..............................................................
Schlumberger                                   2,930     349
 ..............................................................
Total ADR                                      3,000     137
 ..............................................................
                                                       1,683
                                                     .........

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--------------------------------------------------------------

                                           Shares/Par  Value
--------------------------------------------------------------
                                                In thousands
Exploration & Production  0.1%
Santos (AUD)                                  49,000  $  201
 ..............................................................
                                                         201
                                                     .........

Integrated Petroleum - Domestic  1.3%
Atlantic Richfield                             5,200     757
 ..............................................................
British Petroleum ADR                          8,040   1,165
 ..............................................................
Unocal                                         2,700     115
 ..............................................................
USX-Marathon                                  19,800     589
 ..............................................................
                                                       2,626
                                                     .........

Integrated Petroleum - International  1.4%
ENI S.P.A. ADR                                 5,000     254
 ..............................................................
Exxon                                          4,060     241
 ..............................................................
Mobil                                          5,900     825
 ..............................................................
Repsol ADR                                     5,200     219
 ..............................................................
Royal Dutch Petroleum ADR                      2,500     488
 ..............................................................
Shell Transport & Trading ADR                  2,800     334
 ..............................................................
Texaco                                         5,300     578
 ..............................................................
                                                       2,939
                                                     .........
Total Energy                                           7,449
                                                     .........

PROCESS INDUSTRIES  4.7%

Diversified Chemicals  1.3%
Dow Chemical                                  18,500   1,542
 ..............................................................
DuPont                                         5,500     599
 ..............................................................
Hercules                                       6,500     305
 ..............................................................
Monsanto                                       3,200     141
 ..............................................................
                                                       2,587
                                                     .........

Specialty Chemicals  2.2%
3M                                             2,800     257
 ..............................................................
A. Schulman                                   22,500     498
 ..............................................................
Akzo Nobel (NLG)                               1,600     213
 ..............................................................
BASF (DEM)                                     6,000     221
 ..............................................................
Bayer (DEM)                                    7,200     282
 ..............................................................
Great Lakes Chemical                          32,640   1,595
 ..............................................................
Morton International                           2,300      74
 ..............................................................
Pall                                          34,400     813
 ..............................................................

T. Rowe Price Personal Strategy Balanced Fund
-----------------------------------------------------------


                                     Shares/Par    Value
-----------------------------------------------------------
                                            In thousands


Sumitomo Chemical (JPY)                  40,000  $   165
 ..........................................................
Technip (FRF)                             3,300      339
 ..........................................................
                                                   4,457
                                                 .........

Paper and Paper Products  0.8%

Dai Nippon Printing (JPY)                15,000      300
 ..........................................................
James River                              13,900      489
 ..........................................................
Kimberly-Clark                           17,200      862
 ..........................................................
                                                   1,651
                                                 .........

Forest Products  0.2%

Georgia-Pacific                           2,000      177
 ..........................................................
International Paper                       6,800      326
 ..........................................................
                                                     503
                                                 .........

Building and Construction  0.2%

Blue Circle Industries (GBP)             35,000      241
 ..........................................................
Holderbank Financiere Glarus AG (CHF)       200      175
 ..........................................................
                                                     416
                                                 .........

Total Process Industries                           9,614
                                                 .........

BASIC MATERIALS  1.3%

Metals  0.8%

Alcoa                                     2,500      184
 ..........................................................
Nucor                                     5,000      295
 ..........................................................
Reynolds Metals                          11,500      781
 ..........................................................
Rustenburg Platinum (ZAR)                18,000      295
 ..........................................................
                                                   1,555
                                                 .........

Mining  0.3%

CRA Limited (AUD)                        12,000      197
 ..........................................................
LONRHO (GBP)                             91,228      202
 ..........................................................
Newmont Mining                            7,500      293
 ..........................................................
                                                     692
                                                 .........

Miscellaneous Materials  0.2%

Crown Cork & Seal                         6,400      373
 ..........................................................
Malayan Cement (MYR)                     73,750      123
 ..........................................................
                                                     496
                                                 .........
Total Basic Materials                              2,743
                                                 .........

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------



                                                         Shares/Par       Value
--------------------------------------------------------------------------------
                                                                   In thousands

MISCELLANEOUS  0.1%

Conglomerates  0.1%

Orkla (Class A) (NOK)                                          1,500   $    131
 ................................................................................
Total Miscellaneous                                                         131
                                                                       .........
Total Common Stocks (Cost $102,019)                                     120,610
                                                                       .........

Corporate Bonds  19.0%

Abbey National, Sub. Notes, 6.69%, 10/17/05               $  976,000        945
 ................................................................................
Agricultural Minerals and Chemicals, Sr. Notes
     10.75%, 9/30/03                                         250,000        267
 ................................................................................
Agrium, 7.00%, 2/1/04                                        300,000        296
 ................................................................................
Airplane Pass Through Trust, 10.875%, 3/15/19                350,000        390
 ................................................................................
Allied Waste North America, Sr. Sub. Notes, (144a)
     10.25%, 12/1/06                                         350,000        374
 ................................................................................
AMC Entertainment, Sr. Sub. Notes, (144a)
     9.50%, 3/15/09                                          350,000        356
 ................................................................................
American Airline, 9.71%, 1/2/07                               42,674         47
 ................................................................................
American Express, 7.60%, 8/15/02                             300,000        308
 ................................................................................
American Radio Systems, Sr. Sub. Notes, 9.00%, 2/1/06         25,000         26
 ................................................................................
American Safety Razor, Sr. Notes, 9.875%, 8/1/05             250,000        261
 ................................................................................
Amerigas Partners L.P., Sr. Notes, 10.125%, 4/15/07          200,000        210
 ................................................................................
Ametek, Sr. Notes, 9.75%, 3/15/04                             20,000         22
 ................................................................................
AMR, Deb., 9.00%, 9/15/16                                    100,000        108
 ................................................................................
Associates Corporation, Sr. Notes, 5.25%, 3/30/00            700,000        674
 ................................................................................
B. F. Saul, REIT, Sr. Secured Notes, 11.625%, 4/1/02         150,000        160
 ................................................................................
Bank Nova Scotia, Sub. Notes, 6.25%, 9/15/08                  37,000         34
 ................................................................................
BE Aerospace, Sr. Sub. Notes, 9.875%, 2/1/06                 250,000        260
 ................................................................................
Bear Stearns, Sr. Notes, 8.25%, 2/1/02                       150,000        157
 ................................................................................
Boise Cascade, Deb., 7.35%, 2/1/16                           660,000        611
 ................................................................................
Celestica International, Gtd. Sr. Sub. Notes
     10.50%, 12/31/06                                        250,000        269
 ................................................................................
Chancellor Radio Broadcasting, Sr. Sub. Notes
     9.375%, 10/1/04                                         250,000        254
 ................................................................................
Chief Auto Parts, Sr. Notes, 10.50%, 5/15/05                 200,000        202
 ................................................................................
Citicorp, Sub. Notes, 7.75%, 6/15/06                       1,000,000      1,030
 ................................................................................
Coca-Cola Bottling SW, Sr. Sub. Notes, 9.00%, 11/15/03       150,000        155
 ................................................................................

15

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-------------------------------------------------------------------------------

                                                            Shares/Par  Value
-------------------------------------------------------------------------------
                                                                 In thousands
Coinmach, Sr. Notes, 11.75%, 11/15/05                        $  250,000  $276
 ...............................................................................
Communications & Power Industries, Sr. Sub. Notes
     12.00%, 8/1/05                                             250,000   274
 ...............................................................................
Consolidated Cigar, Sr. Sub. Notes, 10.50%, 3/1/03              250,000   264
 ...............................................................................
Container Corporation of America, Sr. Notes
     9.75%, 4/1/03                                              250,000   262
 ...............................................................................
Continental Airlines, PTC,  6.94%, 10/15/13                     686,275   665
 ...............................................................................
Courtyard by Marriott II, Sr. Secured Notes
     10.75%, 2/1/08                                             100,000   108
 ...............................................................................
Cox Communications, Deb., 7.25%, 11/15/15                       600,000   568
 ...............................................................................
Daimler-Benz Auto Grantor Trust, 3.90%, 10/15/98                  2,855     3
 ...............................................................................
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                    250,000   261
 ...............................................................................
Discover Card Master Trust I, 7.75%, 4/16/02                    100,000   102
 ...............................................................................
Doane Products, Sr. Notes, 10.625%, 3/1/06                      325,000   346
 ...............................................................................
Dominion Textile USA, Gtd. Sr. Notes, 9.25%, 4/1/06             250,000   259
 ...............................................................................
Dr. Pepper Bottling, Sr. Disc. Notes, STEP
     Zero Coupon, 2/15/03                                       250,000   247
 ...............................................................................
Dual Drilling, Sr. Sub. Notes, 9.875%, 1/15/04                  250,000   267
 ...............................................................................
Dyncorp, Sr. Sub. Notes, (144a), 9.50%, 3/1/07                  350,000   350
 ...............................................................................
El Paso Electric, 1st Mtg. Notes, 8.90%, 2/1/06                 250,000   264
 ...............................................................................
Eli Lilly & Company, 7.125%, 6/1/25                           1,020,000   977
 ...............................................................................
Energy Corporation of America, Sr. Sub. Notes, (144a)
     9.50%, 5/15/07                                             350,000   350
 ...............................................................................
Enhance Financial Services, Deb., 6.75%, 3/1/03                 500,000   485
 ...............................................................................
Fairchild Semiconductor, Sr. Sub. Notes, (144a)
     10.125%, 3/15/07                                           350,000   373
 ...............................................................................
Fairfax Financial Holdings, 8.25%, 10/1/15                      250,000   253
 ...............................................................................
Falcon Drilling, Sr. Notes, 8.875%, 3/15/03                     250,000   254
 ...............................................................................
First Federal Financial, 11.75%, 10/1/04                        250,000   272
 ...............................................................................
First National Bank of Boston, Sub. Notes, 8.00%, 9/15/04       700,000   728
 ...............................................................................
First USA Bank, Sr. Notes, 5.85%, 2/22/01                       500,000   482
 ...............................................................................
Fleet Norstar Group, Sub. Notes, 9.90%, 6/15/01                 100,000   110
 ...............................................................................
Flores & Rucks, Sr. Sub. Notes, 9.75%, 10/1/06                  250,000   262
 ...............................................................................
Florida Power, 1st Mtg. Notes, 6.125%, 3/1/03                   210,000   202
 ...............................................................................
Foamex, Sr. Sub. Deb., 11.875%, 10/1/04                         125,000   135
 ...............................................................................
Ford Motor Credit MTN
     5.80%, 5/11/98                                              50,000    50
     ..........................................................................
     7.60%, 3/29/00                                              50,000    51
 ...............................................................................

T. Rowe Price Personal Strategy Balanced Fund
------------------------------------------------------------------------------

                                                          Shares/Par   Value
------------------------------------------------------------------------------
                                                                In thousands

Frontiervision Operating Partners, Sr. Sub. Notes
     11.00%, 10/15/06                                     $  250,000  $  259
 ..............................................................................
Fundy Cable, Sr. Secured 2nd Priority Notes
     11.00%, 11/15/05                                        200,000     214
 ..............................................................................
Gaylord Container, Sr. Sub. Deb., 12.75%, 5/15/05            225,000     246
 ..............................................................................
General Electric Capital, 8.625%, 6/15/08                    100,000     111
 ..............................................................................
Grand Casinos, 1st Mtg. Notes, 10.125%, 12/1/03              200,000     208
 ..............................................................................
Haynes International, Sr. Notes, 11.625%, 9/1/04             125,000     134
 ..............................................................................
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05                 250,000     267
 ..............................................................................
HMC Acquisition Properties, Sr. Notes, 9.00%, 12/15/07        50,000      51
 ..............................................................................
Host Marriott Travel Plazas, Sr. Notes, 9.50%, 5/15/05       250,000     261
 ..............................................................................
IBM, 6.375%, 11/1/97                                       1,000,000   1,002
 ..............................................................................
Imed, Sr. Sub. Notes, (144a), 9.75%, 12/1/06                 250,000     254
 ..............................................................................
International Knife & Saw, Sr. Sub. Notes
     11.375%, 11/15/06                                       250,000     264
 ..............................................................................
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06            350,000     364
 ..............................................................................
Jordan Industries, Sr. Notes, 10.375%, 8/1/03                250,000     251
 ..............................................................................
K & F Industries, Sr. Sub. Notes, 10.375%, 9/1/04            200,000     211
 ..............................................................................
Keebler, Sr. Sub. Notes, 10.75%, 7/1/06                      250,000     277
 ..............................................................................
Kelley Oil & Gas, Sr. Sub. Notes, 10.375%, 10/15/06          100,000     104
 ..............................................................................
Lehman Brothers Holdings, 7.41%, 5/25/99                     200,000     203
 ..............................................................................
Lenfest Communications, Sr. Notes, 8.375%, 11/1/05            30,000      29
 ..............................................................................
Long Island Lighting, Deb., 7.05%, 3/15/03                    75,000      73
 ..............................................................................
Loomis, Fargo & Co., Sr. Sub. Notes, (144a)
     10.00%, 1/15/04                                         350,000     361
 ..............................................................................
MAFCO, Sr. Sub. Notes, 11.875%, 11/15/02                     100,000     108
 ..............................................................................
Marcus Cable, Sr. Sub. Gtd. Disc. Notes, STEP
     Zero Coupon, 8/1/04                                     350,000     301
 ..............................................................................
Marriott International, 6.75%, 12/15/03                      600,000     585
 ..............................................................................
Maxxam Group Holdings, Sr. Secured Notes
     12.00%, 8/1/03                                          250,000     258
 ..............................................................................
Mettler Toledo, Gtd. Sr. Sub. Notes, 9.75%, 10/1/06          250,000     262
 ..............................................................................
Northrop Grumman, 7.00%, 3/1/06                              200,000     194
 ..............................................................................
Old Dominion Electric Cooperative, 1st Mtg. Notes
     7.27%, 12/1/97                                           34,000      34
 ..............................................................................
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06               150,000     163
 ..............................................................................
Owens-Illinois, Sr. Sub. Notes, 10.50%, 6/15/02              350,000     368
 ..............................................................................

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----------------------------------------------------------------------------

                                                         Shares/Par  Value
----------------------------------------------------------------------------
                                                              In thousands


Paine Webber Group, 8.25%, 5/1/02                           $500,000  $520
 ............................................................................
Paine Webber Group, MTN, Sr. Notes, 6.82%, 8/1/98            100,000   101
 ............................................................................
Pillowtex, Gtd. Sr. Sub. Notes, 10.00%, 11/15/06             250,000   264
 ............................................................................
Plastic Containers, Sr. Secured Notes, (144a)
     10.00%, 12/15/06                                        390,000   406
 ............................................................................
Praxair, Deb., 8.70%, 7/15/22                                700,000   731
 ............................................................................
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07          350,000   365
 ............................................................................
Principal Mutual, (144a)
     7.875%, 3/1/24                                          250,000   236
     .......................................................................
     8.00%, 3/1/44                                           100,000    98
 ............................................................................
Provident Capital Trust I, Gtd. Bonds, 8.60%, 12/1/26        500,000   486
 ............................................................................
Quest Diagnostic, Gtd. Sr. Sub. Notes, 10.75%, 12/15/06      350,000   373
 ............................................................................
Revlon Consumer Products, Sr. Sub. Notes
     10.50%, 2/15/03                                         250,000   264
 ............................................................................
Rio Hotel & Casino, Sr. Sub. Notes
     9.50%, 4/15/07                                          250,000   266
     .......................................................................
     10.625%, 7/15/05                                        100,000   102
 ............................................................................
Rogers Cablesystems, Sr. Secured 2nd Priority Notes
     10.00%, 3/15/05                                         250,000   268
 ............................................................................
Rouse, 8.50%, 1/15/03                                         25,000    26
 ............................................................................
Rowan Companies, Sr. Notes, 11.875%, 12/1/01                 150,000   160
 ............................................................................
Safelite Glass, Sr. Sub. Notes, (144a), 9.875%, 12/15/06     250,000   265
 ............................................................................
Sea Containers Ltd., Sr. Sub. Deb., 12.50%, 12/1/04          135,000   150
 ............................................................................
Sears Credit Account Master Trust, 8.10%, 6/15/04            100,000   103
 ............................................................................
Shawmut National, Sub. Notes, 7.20%, 4/15/03                  25,000    25
 ............................................................................
Showboat, 1st Mtg. Bonds, 9.25%, 5/1/08                      250,000   257
 ............................................................................
Silgan, Sr. Sub. Notes, 11.75%, 6/15/02                      250,000   264
 ............................................................................
Six Flags Theme Parks, Sr. Sub. Disc. Notes, STEP
     Zero Coupon, 6/15/05                                    250,000   255
 ............................................................................
Speedy Muffler King, Sr. Notes, 10.875%, 10/1/06             100,000   105
 ............................................................................
Sprint Spectrum, Sr. Notes, 11.00%, 8/15/06                  350,000   387
 ............................................................................
Standard Credit Card Master Trust, 5.50%, 2/7/00             100,000    99
 ............................................................................
Synthetic Industries, Sr. Sub. Notes, (144a)
     9.25%, 2/15/07                                          350,000   360
 ............................................................................
Tele-Communications, Sr. Notes, 8.25%, 1/15/03               600,000   613
 ............................................................................
Tele-Communications, Deb., 8.75%, 2/15/23                    500,000   485
 ............................................................................
Teleport Communications, Sr. Notes, 9.875%, 7/1/06           200,000   212
 ............................................................................
Tenet Healthcare, Sr. Sub. Notes, 8.625%, 1/15/07            250,000   253
 ............................................................................
Tenneco, 8.20%, 11/15/99                                      25,000    26
 ............................................................................

T. Rowe Price Personal Strategy Balanced Fund
----------------------------------------------------------------------------

                                                 Shares/Par          Value
----------------------------------------------------------------------------
                                                              In thousands
Texas Bottling Group, Sr. Sub.
     Notes, 9.00%, 11/15/03                    $    100,000     $      103
 ............................................................................
Texas Utilities, 1st Mtg. Bonds
     7.375%, 10/1/25                                315,000            293
     .......................................................................
     7.875%, 4/1/24                                  30,000             29
 ............................................................................
Texas Utilities, 1st Mtg.
     Notes, 8.00%, 6/1/02                           100,000            104
 ............................................................................
Texas-New Mexico Power,
     Deb., 12.50%, 1/15/99                          120,000            129
 ............................................................................
Time Warner Entertainment,
     Deb., 8.375%, 3/15/23                        1,000,000          1,008
 ............................................................................
TLC Beatrice International Holdings, Sr.
     Secured Notes 11.50%, 10/1/05                  350,000            389
 ............................................................................
Tokheim, Sr. Sub. Notes,
     11.50%, 8/1/06                                  50,000             54
 ............................................................................
Trump Atlantic City Associates,
     1st Mtg. Notes 11.25%, 5/1/06                  250,000            245
 ............................................................................
Union Planters Capital
     Trust, Gtd. Bonds, 8.20%, 12/15/26             225,000            216
 ............................................................................
United Air Lines, 9.20%,
     3/22/08                                        223,312            237
 ............................................................................
United Artists Theatre
     Circuit, PTC, 9.30%, 7/1/15                    245,785            237
 ............................................................................
US Can, Sr. Gtd. Notes,
     10.125%, 10/15/06                              250,000            264
 ............................................................................
USF&G Capital II, Gtd.
     Notes, 8.47%, 1/10/27                        1,000,000            989
 ............................................................................
USG, Sr. Notes, 8.50%, 8/1/05                       250,000            256
 ............................................................................
Wal-Mart Stores, Deb.,
     7.25%, 6/1/13                                1,010,000          1,001
 ............................................................................
Westamerica Banc, Sub.
     Notes, (144a) 6.99%, 9/30/03                   250,000            243
 ............................................................................
Westinghouse Electric,
     Deb., 8.875%, 6/1/01                           100,000            104
 ............................................................................
Windy Hill Pet Food, Sr. Sub. Notes, (144a)
     9.75%, 5/15/07                                 350,000            353
 ............................................................................

Total Corporate Bonds (Cost $ 38,945)                               39,112


Foreign Government Obligations/
Agencies  3.4%
Commonwealth of Australia
     9.50%, 8/15/03                    AUD           10,000              9
 ............................................................................
European Investment Bank
     3.00%, 9/20/06                    JPY       87,000,000            768
     .......................................................................
     4.625%, 2/26/03                   JPY      173,000,000          1,673
 ............................................................................
Federal Republic of Germany
     6.00%, 7/4/07                     DEM          715,000            419
     .......................................................................
     6.50%, 7/15/03                    DEM           80,000             49
     .......................................................................
     8.375%, 5/21/01                   DEM        1,400,000            932
     .......................................................................
     8.50%, 8/21/00                    DEM           65,000             43
 ............................................................................

T. Rowe Price Personal Strategy Balanced Fund
-------------------------------------------------------------------------

                                            Shares/Par            Value
-------------------------------------------------------------------------
                                                           In thousands
Government of Canada
     6 50%, 6/1/04            CAD            9,000         $          7
     ....................................................................
     8.50%, 4/1/02            CAD          645,000                  517
     ....................................................................
     9.75%, 6/1/21            CAD           30,000                   28
 .........................................................................
Government of France
     5.50%, 4/25/07           FRF        2,480,000                  418
     ....................................................................
     8.25%, 2/27/04           FRF          324,000                   65
     ....................................................................
     8.50%, 11/25/02          FRF        4,766,000                  960
 .........................................................................
Government of Japan,
     4.50%, 6/20/03 +         JPY       15,700,000                  150
 .........................................................................
Int'l Bank for Reconstruction
     & Development 6.75%,
     3/15/00                  JPY        2,000,000                   20
 .........................................................................
Kingdom of Belgium, 7.25%,
     4/29/04                  BEF          750,000                   23
 .........................................................................
Kingdom of Denmark, 7.00%,
     12/15/04                 DKK           55,000                    9
 .........................................................................
Kingdom of Spain, 8.00%,
     5/30/04                  ESP          100,000                    1
 .........................................................................
Kingdom of Sweden, 6.00%,
     2/9/05                   SEK          100,000                   12
 .........................................................................
Republic of Italy, 8.50%,
     8/1/04                   ITL      100,000,000                   63
 .........................................................................
United Kingdom Treasury Notes
     7.50%, 12/7/06           GBP          140,000                  234
     ....................................................................
     8.00%, 6/10/03           GBP          303,000                  515
     ....................................................................
     8.50%, 12/7/05           GBP           10,000                   18
     ....................................................................
     9.00%, 3/3/00            GBP           24,000                   41
 .........................................................................

Total Foreign Government Obligations/Agencies (Cost $7,126)       6,974
                                                             ............
U.S. Government Mortgage-Backed
Securities  12.5%
Federal Home Loan Mortgage Corp.
      6.00%, 4/1/24 - 11/1/25         $    248,090                  230
      ...................................................................
      6.50%, 10/1 - 12/1/08                302,432                  297
      ...................................................................
      7.00%, 10/1/08 - 10/1/25             131,683                  129
      ...................................................................
      8.00%, 1/1/25                        187,910                  192
      ...................................................................
      9.00%, 11/1/04                        25,663                   27
 .........................................................................
Federal National Mortgage Assn.
      6.00%, 9/1/08                         76,845                   74
      ...................................................................
      6.50%, 3/1/09 - 8/1/23               234,559                  228
      ...................................................................
      7.00%, 8/1/23 - 1/1/26               716,221                  700
      ...................................................................
      7.50%, 11/1/07                       122,886                  125
      ...................................................................
      8.00%, 5/1/07 - 6/1/10               150,001                  154
      ...................................................................

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


                                                            Shares/Par     Value
--------------------------------------------------------------------------------
                                                                    In thousands


     8.50%, 8/1/06 - 11/1/21                               $   114,781  $    119
     ...........................................................................
     9.00%, 5/1/01                                              44,258        46
     ...........................................................................
   REMIC, 8.00%, 2/25/07                                       100,000       103
 ................................................................................
Government National Mortgage Assn., I
     6.50%, 12/15/23 - 4/15/26                               4,750,575     4,510
     ...........................................................................
     7.00%, 4/15/24 - 3/15/27                               14,921,636    14,532
     ...........................................................................
     7.50%, 2/15/16 - 6/15/26                                3,148,158     3,156
     ...........................................................................
     8.00%, 3/15/22 - 10/20/25                               1,017,283     1,043
 ................................................................................
Government National Mortgage Assn. II, 8.00%, 10/20/25         133,421       135
 ................................................................................
Merrill Lynch Trust, CMO, 6.00%, 3/20/18                        13,118        12
 ................................................................................
Total U.S. Government Mortgage-Backed Securities (Cost $25,857)           25,812
                                                                        ........
U.S. Government Obligations/
Agencies  3.0%

Government Trust Certificates, 9.25%, 11/15/01                  58,648        62
 ................................................................................
Resolution Funding, 8.125%, 10/15/19                           210,000       232
 ................................................................................
Tennessee Valley Authority
     6.235%, 7/15/45                                         2,000,000     1,979
     ...........................................................................
     6.875%, 12/15/43                                        3,340,000     2,974
     ...........................................................................
     7.25%, 7/15/43                                             40,000        37
 ................................................................................
U.S. Treasury Bonds, 7.25%, 5/15/16 - 8/15/22                  795,000       818
 ................................................................................
Total U.S. Government Obligations/Agencies (Cost $6,318)                   6,102
                                                                         .......

Short-Term Investments  1.5%

Commercial Paper  1.5%
Asset Securitization Cooperative, 4(2), 5.55%, 6/11/97       1,000,000       998
 ................................................................................
Falcon Asset Securitization, 4(2), 5.58%, 6/17/97            1,000,000       998
 ................................................................................
Investments in Commercial Paper through a Joint Account
     5.60 - 5.69%, 6/2/97                                      231,011       231
 ................................................................................
Tasmanian Public Finance, 5.40%, 6/20/97                     1,000,000       997
 ................................................................................
Total Short-Term Investments (Cost $3,224)                                 3,224
                                                                         .......

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


                                                                       Value
--------------------------------------------------------------------------------
                                                                In thousands


Total Investments in Securities
98.0% of Net Assets (Cost $183,489)                                $ 201,834

Other Assets Less Liabilities                                          4,049
                                                                   ..........

NET ASSETS                                                         $ 205,883
                                                                   ----------
Net Assets Consist of:
Accumulated net investment income - net of distributions           $   1,173
Accumulated net realized gain/loss - net of distributions              3,270
Net unrealized gain (loss)                                            18,339
Paid-in-capital applicable to 14,637,808 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized     183,101
                                                                   ..........

NET ASSETS                                                         $ 205,883
                                                                   ----------

NET ASSET VALUE PER SHARE                                          $   14.07




    *  Non-income producing
    + Securities contain some restrictions as to public resale--total of such securities at year-end amounts to 0.07% of net assets.
  CMO  Collateralized Mortgage Obligation
  MTN  Medium term note
  PTC  Pass-through Certificate
 REIT  Real Estate Investment Trust
REMIC  Real Estate Mortgage Investment Conduit
 STEP  Stepped Coupon Bond
 4(2) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at year-end amounts to 1.9% of net assets.

  AUD  Australian dollar
  BEF  Belgian franc
  CAD  Canadian dollar
  CHF  Swiss franc
  DEM  German deutschemark
  DKK  Danish krone
  ESP  Spanish peseta
  FIM  Finnish mark
  FRF  French franc
  GBP  British sterling
  HKD  Hong Kong dollar
  ITL  Italian lira
  JPY  Japanese yen
  MYR  Malaysian ringgit
  NLG  Dutch guilder
  NOK  Norwegian krone
  NZD  New Zealand dollar
  SEK  Swedish krona
  SGD  Singapore dollar
  ZAR  South African rand
    L  Local registered shares



The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

-----------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                          Year
                                                                         Ended
                                                                       5/31/97
Investment Income
Income
 Interest                                                             $  5,037
 Dividend                                                                1,969
 Other                                                                      57
                                                                      .........
 Total income                                                            7,063
                                                                      .........
Expenses
 Investment management                                                     897
 Shareholder servicing                                                     569
 Custody and accounting                                                    154
 Registration                                                               74
 Legal and audit                                                            19
 Prospectus and shareholder reports                                         16
 Directors                                                                   6
 Miscellaneous                                                              10
                                                                      .........
 Total expenses                                                          1,745
                                                                      .........
Net investment income                                                    5,318
                                                                      .........
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
 Securities                                                              6,284
 Futures                                                                     9
 Foreign currency transactions                                             (60)
                                                                      .........
 Net realized gain (loss)                                                6,233
                                                                      .........
Change in net unrealized gain or loss
 Securities                                                             15,332
 Futures                                                                   (14)
 Other assets and liabilities
 denominated in foreign currencies                                           3
                                                                      .........
 Change in net unrealized gain or loss                                  15,321
                                                                      .........
Net realized and unrealized gain (loss)                                 21,554
                                                                      .........

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $ 26,872
                                                                      .........

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------

----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands



                                                   Year            Year
                                                  Ended           Ended
                                                5/31/97         5/31/96
Increase (Decrease) in Net Assets
Operations
 Net investment income                        $   5,318       $   1,324
 Net realized gain (loss)                         6,233             994
 Change in net unrealized
 gain or loss                                    15,321           1,856
                                              ..........................
 Increase (decrease) in
 net assets from operations                      26,872           4,174
                                              ..........................
Distributions to shareholders
 Net investment income                           (4,810)           (722)
 Net realized gain                               (3,853)           (105)
                                              ..........................
 Decrease in net assets
 from distributions                              (8,663)           (827)
                                              ..........................
Capital share transactions *
 Shares sold                                    116,218         104,537
 Distributions reinvested                         7,930             802
 Shares redeemed                                (53,473)         (5,309)
                                              ..........................
 Increase (decrease) in
 net assets from capital
 share transactions                              70,675         100,030
                                              ..........................
Net equalization                                    173             113
                                              ..........................
Net Assets
Increase (decrease)
during period                                    89,057         103,490
                                              ..........................
Beginning of period                             116,826          13,336

End of period                                 $ 205,883       $ 116,826
                                              ..........................
*Share information
 Shares sold                                      8,913           8,390
 Distributions reinvested                           607              66
 Shares redeeemed                                (4,096)           (438)
                                              ..........................
 Increase (decrease)
 in shares outstanding                            5,424           8,018

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------
                                                                   May 31, 1997

-----------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Income Fund (the Income Fund), the Personal Strategy Balanced Fund (the Balanced Fund), and the Personal Strategy Growth Fund (the Growth Fund), diversified, open-end management investment companies, are three of the portfolios established by the corporation and commenced operations on July 29, 1994.

Valuation Equity securities are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

For purposes of determining each fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------


Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities, are amortized for both financial reporting and tax purposes. Premiums and discounts on mortgage-backed securities are recognized upon principal repayment as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Effective January 1, 1997, the Growth Fund discontinued its practice of equalization. The results of operations and net assets were not affected by this change. The Income and Balanced Funds follow the practice of equalization, under which undistributed net investment income per share is unaffected by fund shares sold or redeemed.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with their investment objectives, the funds engage in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in each fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities At May 31, 1997, each fund held investments in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Commercial Paper Joint Account Each fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy each fund's criteria as to quality, yield, and liquidity.

Securities Lending Each fund lends its securities to approved brokers to earn additional income and takes cash and U.S. Treasury securities as collateral to

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------


secure the loans. Collateral is maintained at not less than 100% of the value of loaned securities. At May 31, 1997, the value of securities on loan by the Income Fund was $3,965,000, by the Balanced Fund was $12,028,000, and by the Growth Fund was $4,561,000. Although the risk is mitigated by the collateral, each fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

Other Purchases and sales of portfolio securities, other than short-term securities, for the year ended May 31, 1997, were as follows:

--------------------------------------------------------------------------------
                                      Income Fund    Balanced Fund   Growth Fund
U.S. government securities
  Purchases                           $ 2,043,000    $11,426,000     $ 2,816,000
  Sales                                   457,000        985,000          91,000
Other securities
  Purchases                            23,602,000    140,518,000      48,060,000
  Sales                                13,162,000     84,327,000      16,317,000

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

In order for each fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended May 31, 1997. The results of operations and net assets were not affected by the reclassifications.


--------------------------------------------------------------------------------
                                      Income Fund    Balanced Fund  Growth Fund
Undistributed net investment income   $  (18,000)    $   (165,000)  $    8,000
Paid-in-capital                           18,000          165,000       (8,000)

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------


At May 31, 1997, the aggregate costs of investments for the Income, Balanced, and Growth Funds for federal income tax and financial reporting purposes were $40,289,000, $183,489,000, and $59,107,000, respectively. Net unrealized gain
(loss) on investments was as follows:


--------------------------------------------------------------------------------
                                   Income Fund   Balanced Fund   Growth Fund
Appreciated investments            $ 4,036,000   $ 21,860,000    $  9,278,000
Depreciated investments               (533,000)    (3,515,000)     (1,082,000)
                                   ............................................
Net unrealized gain (loss)         $ 3,503,000   $ 18,345,000    $  8,196,000
                                   --------------------------------------------

NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between each fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $7,000, $96,000, and $20,000 were payable at May 31, 1997 by the Income, Balanced, and Growth Funds, respectively. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets for the Income Fund, 0.25% of average daily net assets for the Balanced Fund, and 0.30% of average daily net assets for the Growth Fund, and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At May 31, 1997, and for the year then ended, the effective annual group fee rate was 0.33%. Each fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

Under the terms of the investment management agreement, the manager is required to bear any expenses through May 31, 1998, which would cause each fund's ratio of expenses to average net assets to exceed 0.95% for the Income Fund, 1.05% for the Balanced Fund, and 1.10% for the Growth Fund. Thereafter, through May 31, 2000, each fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 0.95%, 1.05%, and 1.10%, respectively. Pursuant to this agreement, $141,000, $62,000, and $177,000 of management fees were not accrued by the Income, Balanced, and Growth Funds, respectively for the year ended May 31, 1997. Pursuant to a previous agreement, $285,000, $191,000, and $325,000 of fees and expenses remain

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------


subject to reimbursement through May 31, 1998 for the Income, Balanced, and Growth Funds, respectively.

In addition, each fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which each fund receives certain other services. The manager computes the daily share price and maintains the financial records of each fund. T. Rowe Price Services, Inc., is each fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in each fund. The Income, Balanced, and Growth Funds incurred expenses pursuant to these related party agreements totaling approximately $157,000, $578,000, and $211,000, respectively, for the year ended May 31, 1997, of which $15,000, $52,000, and $21,000, respectively, were payable at period-end.

During the year ended May 31, 1997, the Income, Balanced, and Growth Funds, in the ordinary course of business, placed security purchase and sale orders aggregating $478,000, $3,611,000, and $1,474,000, respectively, with certain affiliates of the manager and paid commissions of $3,000, $20,000, and $9,000, respectively related thereto.

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------

---------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of T. Rowe Price Personal Strategy Funds, Inc.

We have audited the accompanying statement of net assets of T. Rowe Price Personal Strategy Income Fund, T. Rowe Price Personal Strategy Balanced Fund and
T. Rowe Price Personal Strategy Growth Fund (collectively the "Funds") as of May 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of May 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights, referred to above present fairly, in all material respects, the financial position of T.Rowe Price Personal Strategy Income Fund, T. Rowe Price Personal Strategy Balanced Fund and T. Rowe Price Personal Strategy Growth Fund as of May 31, 1997, the results of their operations, the changes in their net assets and financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
Baltimore, Maryland
June 18, 1997

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------

   Investment Services And Information

        Knowledgeable Service Representatives

        By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

        In Person  Available in T. Rowe Price Investor Centers.


        Account Services

        Checking  Available on most fixed income funds ($500 minimum).

        Automatic Investing  From your bank account or paycheck.

        Automatic Withdrawal  Scheduled, automatic redemptions.

        Distribution Options  Reinvest all, some, or none of your distributions.

        Automated 24-Hour Services Including Tele*Access(R) and T. Rowe Price OnLine.


        Discount Brokerage*

        Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.


        Investment Information

        Combined Statement  Overview of your T. Rowe Price accounts.

        Shareholder Reports Fund managers' reviews of their strategies and results.

        T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

        Performance Update  Quarterly review of all T. Rowe Price fund results.

        Insights Educational reports on investment strategies and financial markets.

        Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.


        *A division of T. Rowe Price Investment Services, Inc.  Member
        NASD/SIPC.

For yield, price, last transaction,           Investor Centers:
current balance, or to conduct                101 East Lombard St.
transactions, 24 hours, 7 days                Baltimore, MD 21202
a week, call Tele*Access(R):
1-800-638-2587 toll free                      T. Rowe Price
                                              Financial Center
For assistance                                10090 Red Run Blvd.
with your existing                            Owings Mills, MD 21117
fund account, call:
Shareholder Service Center                    Farragut Square
1-800-225-5132 toll free                      900 17th Street, N.W.
410-625-6500 Baltimore area                   Washington, D.C. 20006

To open a Discount Brokerage                  ARCO Tower
account or obtain information,                31st Floor
call:   1-800-638-5660 toll free              515 South Flower St.
                                              Los Angeles, CA 90071
Internet address:
www.troweprice.com                            4200 West Cypress St.
                                              10th Floor
T. Rowe Price Associates                      Tampa, FL 33607
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Personal Strategy Funds.

[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.